Shareholders' Equity (Details) - USD ($)			12 Months Ended
		Aug. 12, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity [Line Items]
Ordinary shares authorized	[1]		200,000,000	200,000,000
Common stock par value (in Dollars per share)	[1]		$ 0.00000125	$ 0.00000125
Stock split		1-for-800
Authorized share capital (in Dollars)		$ 250
Capital units, authorized		200,000,000
Capital units par value (in Dollars per share)		$ 0.00000125
Shares issued			30,000,000	30,000,000
Shares outstanding			30,000,000	30,000,000
Surrender of ordinary shares			10,000,000
Common stock shares issued	[1]		30,000,000	30,000,000
Common stock shares outstanding	[1]		30,000,000	30,000,000
Restricted amounts (in Dollars)			$ 400,454	$ 400,454
Huahao (BVI) Limited [Member]
Shareholders' Equity [Line Items]
Surrender of ordinary shares			6,317,000
Common stock shares issued			30,000,000
Common stock shares outstanding			30,000,000
Huayue (BVI) Holding Limited [Member]
Shareholders' Equity [Line Items]
Surrender of ordinary shares			1,000,000
Common stock shares issued			3,000,000
Common stock shares outstanding			3,000,000
Huajing (BVI) Limited [Member]
Shareholders' Equity [Line Items]
Surrender of ordinary shares			846,000
Common stock shares issued			2,538,000
Common stock shares outstanding			2,538,000
Huamao (BVI) Limited [Member]
Shareholders' Equity [Line Items]
Surrender of ordinary shares			884,000
Common stock shares issued			2,652,000
Common stock shares outstanding			2,652,000
Huaxuan (BVI) Limited [Member}
Shareholders' Equity [Line Items]
Surrender of ordinary shares			953,000
Common stock shares issued			2,859,000
Common stock shares outstanding			2,859,000
Minimum [Member]
Shareholders' Equity [Line Items]
Percentage of statutory reserves			10.00%
Maximum [Member]
Shareholders' Equity [Line Items]
Percentage of statutory reserves			50.00%
Common Stock [Member]
Shareholders' Equity [Line Items]
Ordinary shares authorized			50,000,000
Common stock par value (in Dollars per share)			$ 0.001
Common stock shares outstanding	[2]		30,000,000	30,000,000	30,000,000	30,000,000
Common Stock [Member] | Huaxuan (BVI) Limited [Member}
Shareholders' Equity [Line Items]
Common stock shares issued			18,951,000
Common stock shares outstanding			18,951,000

[1]	Giving retroactive effect to the 800 for 1 share split effected and the surrender of a total of 10,000,000 Ordinary Shares on August 12, 2024.
[2]	Giving retroactive effect to the 800 for 1 share split effected and the surrender of a total of 10,000,000 Ordinary Shares on August 12, 2024.